Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Apr. 30, 2010 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2010 Mangas Everest Societe Par Actions Simplifiee
Income Tax Contingency [Line Items]
Percentage of gaming software and service business sold					33.66%	60.00%	60.00%
Income tax provision related to the sale of the gaming software and service business			$ 6,100,000
Percentage of income tax provision related to the sale of the gaming software and service to income from continuing operations			70.00%
Provision (benefit) for income taxes attributable to discontinued operation	0	0	0
Deferred tax assets, current	840,000	759,000
Deferred tax liabilities, non-current	561,000	1,006,000
Increase in valuation allowance on the deferred tax assets		17,900,000	6,300,000
Valuation allowance on the deferred tax assets	18,333,000	25,256,000	7,402,000	1,068,000
Net operating loss carryforwards	13,507,000
Unrecognized tax benefits that if recognized would affect the effective tax rate	$ 1,200,000	$ 2,100,000	$ 1,700,000